Finance income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Finance income

11. Finance income

	2019 £m	2018 £m	2017 £m
Years to 31 December 2019 and 31 December 2018 under IFRS 9
Finance income arising from:
Financial assets measured at amortised cost	69	73
Financial assets measured at fair value through profit or loss	10	1
Net gains arising from the forward element of forward contracts in net investment hedge relationships	19	7
Year to 31 December 2017 under IAS 39
Interest income arising from:
Cash and cash equivalents			60
Available-for-sale investments			2
Loans and receivables			1
Fair value adjustments on derivatives at fair value through profit or loss			2

	98	81	65
Finance income arising from financial assets measured at amortised cost in 2019 and 2018 includes interest income arising from assets which would have been classified as available-for-sale
investments and loans and receivables in 2017 under IAS 39. This also includes interest income arising from certain cash and cash equivalents. Finance income arising from financial assets measured at fair value through profit or loss in 2019 and 2018 includes interest income arising from other cash and cash equivalents.
Net gains arising from hedge ineffectiveness on net investment hedges were recorded in ‘Fair value adjustments on derivatives at fair value through profit or loss’ in 2017. All derivatives accounted for at fair value through profit or loss other than designated and effective hedging instruments (see Note
43
, ‘Financial instruments and related disclosures’) are classified as held-for-trading
financial instruments.